Summary of Estimated Fair Value of Contingent Consideration obligation for the acquisition of Sinotop Hong Kong (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 1		$ 3,147,109
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 2		(1,226,369)
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 3		(1,209,446)
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 4		711,294
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 5		211,980
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 6		(82,021)
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 7		(103,997)
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 8		25,962
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 9		3,359,089
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 10		(1,308,390)
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 11		(1,313,443)
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 12		737,256
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 1			3,175,902
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 2			0
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 3			(28,793)
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 4			3,147,109
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 5			186,203
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 6			0
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 7			25,777
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 8			211,980
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 9			3,362,105
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 10			0
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 11			(3,016)
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 12			3,359,089
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 1	711,294
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 2	0
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 3	39,244
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 4	750,538
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 5	25,962
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 6	0
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 7	2,404
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 8	28,366
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 9	737,256
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 10	0
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 11	41,648
Sinotop Contingent Consideration Summary Of Estimated Fair Value Of Contingent Consideration Obligation For The Acquisition Of Sinotop Hong Kong 12	$ 778,904